Annual Total Returns[BarChart] - Goldman Sachs ActiveBeta_R Europe Equity ETF - Goldman Sachs ActiveBeta_R Europe Equity ETF	2017	2018	2019	2020
Total	26.55%	(13.98%)	24.47%	7.29%